                                OppenheimerFunds, Inc.
                                   Two World Financial Center
                                225 Liberty Street - 11th Floor
                                New York, New York 10281-1008

                                                                       July 3, 2007

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

                  Re:      Oppenheimer Baring SMA International Fund
                           File Nos. 333-135524 and 811-21915

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Securities  Act"), I hereby represent that the form of Prospectus and Statement of  Additional  Information  that would have been filed  pursuant to Rule 497(c)
under the  Securities  Act  would  not have  differed  from  that  contained  in
Pre-Effective  Amendment No. 2 and incorporated into Pre-Effective Amendment No.
3 to the Registrant's Registration Statement on Form N-1A, which Amendments were filed  electronically  with the Securities  and Exchange  Commission on June 22,
2007 and June 27, 2007, respectively.

                                                     Very truly yours,

                                                     /s/ Nancy S. Vann
                                                     ________________________
                                                     Nancy S. Vann
                                                     Vice President and Associate Counsel

cc:    Vincent DiStefano, Esq.
       Ronald Feiman, Esq.
       Adrienne Ruffle, Esq.
       KPMG LLP
       Gloria LaFond